Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Fair Value Disclosures [Abstract]
Fair Value Measurements

The valuation for Level 2 was determined based on data points that are observable, such as quoted prices, interest rates and yield curves. Financial assets measured at fair value on a recurring basis are summarized as follows, in thousands:

Description	June 30, 2013	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Assets:
Cash equivalents	$7,000	$—	$7,000	$—
Restricted cash	53	53	—	—
Short-term investments	9,000	—	9,000	$—

Total assets	$16,053	$53	$16,000	$—

Description	December 31, 2012	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Assets:
Restricted cash	$53	$53	$—	$—

Total assets	$53	$53	$—	$—

The following tables summarize the Company’s restricted cash at December 31, 2012 and 2011, respectively, in thousands:

Description	December 31, 2012	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Assets:
Restricted cash	$53	$53	$—	$—

Total assets	$53	$53	$—	$—

Description	December 31, 2011	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Assets:
Restricted cash	$53	$53	$—	$—

Total assets	$53	$53	$—	$—